John Hancock Funds II

Supplement dated January 4, 2010

to the Statement of Additional Information dated May 1, 2009

INVESTMENT MANAGEMENT ARRANGEMENTS AND OTHER SERVICES

Subadvisory Agreements

The following modifies the discussion in this section of the SAI relating to the services provided by Deutsche Investment Management Americas, Inc. (“DIMA”):

In the case of each Lifestyle Portfolio, DIMA, which provided subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited, commenced providing these services directly to the Adviser effective January 1, 2010.

APPENDIX B — FUND MANAGER INFORMATION

The following supplements the information presented in this Appendix B to the SAI regarding the funds’ portfolio managers:

MFC Global Investment Management Services (U.S.A.) Limited

Lifestyle Aggressive Portfolio
Lifestyle Balanced Portfolio
Lifestyle Conservative Portfolio
Lifestyle Growth Portfolio
Lifestyle Moderate Portfolio

Retirement Distribution Portfolio

Retirement Rising Distribution Portfolio

The following chart reflects Messrs. Speca, Boyda and Medina’s investments in the funds that they manage. The chart also reflects information regarding accounts other than the funds for which each such portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. None of these accounts pay advisory fees that are based on account performance (“performance-based fees”). In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date. Also shown below the chart are each portfolio manager’s investments in the funds that he manages.

The following table reflects information as of November 30, 2009. Messrs. Speca, Boyda and Medina became portfolio managers of each of these funds on January 1, 2010.

	Registered		Pooled
	Investment		Investment
	Company	Assets	Vehicle	Assets		Other	Assets
Portfolio Manager	Accounts	Managed	Accounts	Managed		Accounts	Managed
Bruce Speca Bob Boyda Steve Medina	37 37 37	$65.9 billion $65.9 billion $65.9 billion	0 0 0	$ $ $	0 0 0	0 0 0	$ $ $	0 0 0

Ownership of fund shares

As of November 30, 2009, Messrs. Speca, Boyda and Medina owned between $50,001 and $100,000 of Lifestyle Balanced Portfolio and Messrs. Boyda and Medina owned between $50,001 and $100,000 of Lifestyle Growth Portfolio.  Messrs. Speca, Boyda and Medina did not own shares of any of the other funds.

Description of the Compensation Structure

Messrs. Speca, Boyda and Medina do not receive compensation from MFC Global (U.S.A.).